Related party disclosures - Significant Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ajay Europe SARL
Related Party Disclosures [Line Items]
Revenue from sale of products	$ 51,838	$ 45,314	$ 45,205
Revenue from dividends	3,049	4,682	1,778
Ajay North America LL.C.
Related Party Disclosures [Line Items]
Revenue from sale of products	50,593	30,791	41,814
Revenue from dividends	2,799	4,013	1,576
Abu Dhabi Fertilizer Industries WWL
Related Party Disclosures [Line Items]
Revenue from dividends	0	633	3,000
SQM Vitas Brasil Agroindustria
Related Party Disclosures [Line Items]
Revenue from sale of products	0	9,019	51,748
SQM Vitas Perú S.A.C.
Related Party Disclosures [Line Items]
Revenue from sale of products	7,237	17,312	58,077
SQM Vitas Fzco
Related Party Disclosures [Line Items]
Revenue from dividends	12,500	0	0
Pavoni And C. SpA
Related Party Disclosures [Line Items]
Revenue from sale of products	6,423	5,541	4,138
Revenue from dividends	218	0	0
Banco de Chile
Related Party Disclosures [Line Items]
Revenue from service providers	(68,927)	(32,418)	(27,918)
El Mercurio S.A.P.
Related Party Disclosures [Line Items]
Revenue from service providers	(183)	(1,038)	(90)
Compañía de Seguros de Vida Consorcio Nacional
Related Party Disclosures [Line Items]
Revenue from service providers	(31)	(33)	(31)
Entel PCS Telecomunicaciones S.A.
Related Party Disclosures [Line Items]
Revenue from service providers	(307)	(182)	(228)
Gonzalo Guerrero Yamamoto
Related Party Disclosures [Line Items]
Revenue from service providers	0	0	(19)
Empresa Nacional de Telecomunicaciones
Related Party Disclosures [Line Items]
Revenue from service providers	(793)	(3,485)	(1,746)
Instituto Chileno administración empresas
Related Party Disclosures [Line Items]
Revenue from service providers	(78)	(134)	(46)
Corporación Endeavor Chile
Related Party Disclosures [Line Items]
Revenue from service providers	(143)	(101)	0
Fundación para el desarrollo social
Related Party Disclosures [Line Items]
Revenue from service providers	(3)	0	(7)
Link Capital Partners SPA
Related Party Disclosures [Line Items]
Revenue from service providers	(39)	0	0
Sociedad Periodística El Libero
Related Party Disclosures [Line Items]
Revenue from service providers	$ 0	$ 0	$ 0